Earnings Per Share (Details) - Schedule of weighted average number of shares considers the ordinary shares (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Weighted Average Number of Shares Considers the Ordinary Shares [Abstract]
Basic and diluted loss per share in the year	$ 0.50	$ (1.03)	$ (0.11)